Income Taxes (Summary of Deferred Tax Assets and Liabilities) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 4,920	$ 4,327
Total deferred tax liabilities	283	580
Net deferred tax assets	4,637	3,747
Deferred tax assets	4,937	3,951
Deferred tax liabilities	300	204
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,592	1,466
Trading loans [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	31	30
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,036	867
Losses available for carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	45	127
Tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	89	46
Land, buildings, equipment, other depreciable assets, and right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	366	471
Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	589	314
Deferred Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	353	0
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	727	1,006
Pensions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	81	158
Deferred expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	0	238
Intangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	92	0
Total deferred tax liabilities	0	10
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 202	$ 174